Supplement dated November 6, 2020
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Floating Rate Fund (the Fund)	12/1/2019
Effective immediately, the information under the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Steven Columbaro, CFA	Deputy Head of Leveraged Debt & Senior Analyst	Lead Portfolio Manager	November 2020
Vesa Tontti, CFA	Sr. Leveraged Debt Analyst	Portfolio Manager	February 2019
Daniel J. DeYoung	Senior Portfolio Manager	Portfolio Manager	November 2020
The rest of the section remains the same.
Effective immediately, the information under the subsection “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Steven Columbaro, CFA	Deputy Head of Leveraged Debt & Senior Analyst	Lead Portfolio Manager	November 2020
Vesa Tontti, CFA	Sr. Leveraged Debt Analyst	Portfolio Manager	February 2019
Daniel J. DeYoung	Senior Portfolio Manager	Portfolio Manager	November 2020
Mr. Columbaro joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. Columbaro began his investment career in 1997 and earned a B.A. from Duke University and an M.B.A. from the Anderson School at University of California, Los Angeles.
Mr. Tontti joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Tontti began his investment career in 1997 and earned an M.S. from the Institute of Industrial Management of Helsinki University of Technology, Finland.
Mr. DeYoung joined the Investment Manager in 2013. Mr. DeYoung began his investment career in 2005 and earned a B.S. from the University of Minnesota Carlson School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP149_07_004_(11/20)